Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Income
Loans, including fees	$ 18,977,000	$ 18,205,000	$ 16,569,000
Investment securities
US Treasury	131,000	45,000	28,000
US Government agencies and corporations	1,490,000	1,405,000	1,507,000
State and political subdivisions non-taxable	408,000	434,000	439,000
State and political subdivisions taxable	59,000	47,000	47,000
Interest-earning deposits with banks and federal funds sold	2,702,000	1,737,000	750,000
Total interest income	23,767,000	21,873,000	19,340,000
Interest Expense
Interest checking and money market accounts	1,435,000	948,000	413,000
Savings deposits	102,000	91,000	49,000
Time deposits $250,000 and over	830,000	69,000	67,000
Other time deposits	620,000	204,000	185,000
Short-term borrowed funds	15,000	16,000	16,000
Long-term debt	563,000	554,000	547,000
Total interest expense	3,565,000	1,882,000	1,277,000
Net interest income	20,202,000	19,991,000	18,063,000
Provision for (recovery of) loan losses	(588,000)	90,000	(236,000)
Net interest income after provision for (recovery of) loan losses	20,790,000	19,901,000	18,299,000
Noninterest Income
Service charges on deposit accounts	1,348,000	1,220,000	1,169,000
Gain (loss) on sale of securities (includes reclassification of $35, $0 and $14 from accumulated comprehensive income in 2019, 2018 and 2017, respectively)	(35,000)		(14,000)
Income from mortgage loan sales	3,835,000	2,980,000	3,345,000
Other income	344,000	810,000	595,000
Total noninterest income	9,005,000	8,279,000	8,425,000
Noninterest Expense
Salaries and employee benefits	17,122,000	16,180,000	14,710,000
Net occupancy expense	1,693,000	1,616,000	1,261,000
Equipment expense	720,000	734,000	597,000
Data processing costs	706,000	923,000	1,000,000
Loan cost	359,000	306,000	356,000
Foreclosed real estate expense	300,000	45,000	293,000
Professional fees and services	929,000	1,058,000	723,000
Marketing and donations	758,000	786,000	977,000
Electronic banking expense	424,000	401,000	362,000
Software amortization and maintenance	925,000	924,000	787,000
FDIC insurance	132,000	234,000	229,000
Other noninterest expense	1,869,000	1,917,000	2,009,000
Total noninterest expense	25,937,000	25,124,000	23,304,000
Income before income taxes	3,858,000	3,056,000	3,420,000
Income taxes (includes reclassification of ($7), $0 and ($4) from accumulated other comprehensive income, respectively)	771,000	579,000	1,809,000
Net income	3,087,000	2,477,000	1,611,000
Less: Net income attributable to noncontrolling interest	(564,000)	(570,000)	(592,000)
Net income attributable to Uwharrie Capital Corp and common shareholders	$ 2,523,000	$ 1,907,000	$ 1,019,000
Net income per common share
Basic	$ 0.35	$ 0.26	$ 0.14
Diluted	$ 0.35	$ 0.26	$ 0.14
Weighted average common shares outstanding
Basic	7,199,262	7,229,333	7,427,036
Diluted	7,199,262	7,229,333	7,427,804
Other Services and Commissions [Member]
Noninterest Income
Noninterest income fees	$ 2,687,000	$ 2,621,000	$ 2,674,000
Interchange and Card Transaction Fees, Net [Member]
Noninterest Income
Noninterest income fees	$ 826,000	$ 648,000	$ 656,000